Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventories
New vehicles	$ 1,709.4	$ 1,397.4
Used vehicles	585.5	477.0
Commercial vehicles	126.9
Parts, accessories and other	96.5	84.9
Total inventories	$ 2,518.3	$ 1,959.3